Statements of Changes in Shareholders’ Equity		Ordinary shares JPY (¥) shares		Additional Paid-in Capital JPY (¥)	Accumulated Deficit JPY (¥)	JPY (¥) shares	USD ($) shares
Balance at Apr. 30, 2021		¥ 234,508,200		¥ 754,508,200	¥ (665,855,856)	¥ 323,160,544	$ 2,051,292
Balance (in Shares) at Apr. 30, 2021	[1]	13,508,600
Issuance of ordinary shares for cash		¥ 100,067,000		100,067,000		200,134,000	1,270,369
Issuance of ordinary shares for cash (in Shares)	[1]	330,800
Net loss					(602,474,568)	(602,474,568)	(3,824,264)
Share based compensation				670,000,000		670,000,000	4,252,888
Balance at Apr. 30, 2022		¥ 334,575,200		1,524,575,200	(1,268,330,424)	590,819,976	3,750,285
Balance (in Shares) at Apr. 30, 2022	[1]	13,839,400
Capital reduction to cover deficit		¥ (234,575,200)		177,544,899	57,030,301
Net loss					(382,305,039)	(382,305,039)	(2,426,717)
Balance at Apr. 30, 2023		¥ 100,000,000		1,702,120,099	(1,593,605,162)	¥ 208,514,937	$ 1,323,568
Balance (in Shares) at Apr. 30, 2023		13,839,400	[1]			13,839,400	13,839,400
Capital reduction to cover deficit		¥ (843,481,250)		843,481,250
Issuance of ordinary shares for cash		¥ 781,200,000		(326,330,981)		454,869,019	2,887,324
Issuance of ordinary shares for cash (in Shares)	[1]	1,200,000
Exercise of share options		¥ 12,281,250		(10,406,250)		1,875,000	11,904
Exercise of share options (in Shares)		37,500
Net loss					(336,150,672)	(336,150,672)	(2,133,750)
Share based compensation				1,616,463		1,616,463	10,261
Balance at Apr. 30, 2024		¥ 50,000,000		¥ 2,210,480,581	¥ (1,929,755,834)	¥ 330,724,747	$ 2,099,307
Balance (in Shares) at Apr. 30, 2024		15,076,900	[1]			15,076,900	15,076,900

[1]	Retrospectively restated for 100-for-1 forward split on October 26, 2021.